Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Arrow Investments Trust
Central Index Key	dei_EntityCentralIndexKey	0001527428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ait
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2013
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARROW MANAGED FUTURES STRATEGY FUND
Supplement [Text Block]	ait_SupplementTextBlock

ARROW MANAGED FUTURES STRATEGY FUND

a series of Arrow Investments Trust

CLASS A SHARES:  MFTFX

CLASS C SHARES:  MFTTX

INSTITUTIONAL CLASS SHARES:  MFTNX

Supplement dated January 31, 2013

to the Summary Prospectus, dated December 1, 2012

______________________________________________________________________

The following replaces the first two paragraphs and chart in the section “Principal Investment Strategies” in the Summary Prospectus, dated December 1, 2012:

Principal Investment Strategies: The Fund’s advisor, Arrow Investment Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track those of the benchmark. The Fund’s benchmark is a blend of Trader Vic Index (50%) and AI Managed Futures Volatility Index (50%) (the “benchmark”).

The benchmark is constructed to capture both up and down price trends in physical commodities and financial futures markets. The current components of the benchmark consist of approximately 17 sectors (7 commodities, 10 financial) with a total of 28 components, allocated 38% to financial futures, e.g., interest rates, and currencies, and 62% to physical commodities, e.g., energy, metals and agriculture. The components are positioned either long, flat or short based on their prices relative to their moving averages.

Benchmark Market, Sectors and Component							Scheme
Commodity Market: Sectors & Components							Financial Markets: Sector
Energy+	Livestock+	Grains+	Softs+	Precious Metals+	Industrial Metals	Infrastructure	Currencies*	Other*
Heating Oil Crude Oil Natural Gas Gasoline	Hogs Cattle	Corn Soybeans Wheat	Cocoa Coffee Cotton Sugar	Gold Silver Platinum	Copper	Lumber	Australian Dollar British Pound Canadian Dollar Euro Japanese Yen Swiss Franc	Volatility US 2-Year Note US 10-Year Note US 30-Year Bond

Definition: + represents the commodity sectors; * represents the financial sectors, which are also the financial components.

*    *    *    *    *    *

You should read this Supplement in conjunction with the Prospectus,dated December 1, 2012, as amended January 31, 2013 and Summary Prospectus and Statement of Additional Information, each dated December 1, 2012, which provide information that you should know about the Fund before investing.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s advisor, Arrow Investment Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track those of the benchmark. The Fund’s benchmark is a blend of Trader Vic Index (50%) and AI Managed Futures Volatility Index (50%) (the “benchmark”).

The benchmark is constructed to capture both up and down price trends in physical commodities and financial futures markets. The current components of the benchmark consist of approximately 17 sectors (7 commodities, 10 financial) with a total of 28 components, allocated 38% to financial futures, e.g., interest rates, and currencies, and 62% to physical commodities, e.g., energy, metals and agriculture. The components are positioned either long, flat or short based on their prices relative to their moving averages.

Benchmark Market, Sectors and Component							Scheme
Commodity Market: Sectors & Components							Financial Markets: Sector
Energy+	Livestock+	Grains+	Softs+	Precious Metals+	Industrial Metals	Infrastructure	Currencies*	Other*
Heating Oil Crude Oil Natural Gas Gasoline	Hogs Cattle	Corn Soybeans Wheat	Cocoa Coffee Cotton Sugar	Gold Silver Platinum	Copper	Lumber	Australian Dollar British Pound Canadian Dollar Euro Japanese Yen Swiss Franc	Volatility US 2-Year Note US 10-Year Note US 30-Year Bond

Definition: + represents the commodity sectors; * represents the financial sectors, which are also the financial components.

The securities in the Fund’s portfolio consist primarily of commodity, currency, and financial-linked structured notes; exchange-traded notes; exchange-traded funds and other investment companies (including mutual funds) that provide exposure to the managed commodities and financial futures markets.  The derivatives in the Fund’s portfolio consist primarily of commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities.

The Advisor also intends to enter into short positions and other similar transactions to track the benchmark.  On certain occasions, the Fund may employ leveraging techniques to attempt to match the benchmark.  On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Arrow MFT Subsidiary”). The Arrow MFT Subsidiary will invest primarily in (long and short) commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Arrow MFT Subsidiary’s derivative positions.  When viewed on a consolidated basis, the Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund.  The Fund will consolidate the Arrow MFT Subsidiary for purposes of financial statements, leverage and concentration.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.

The Fund’s Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The benchmark is constructed to capture both up and down price trends in physical commodities and financial futures markets. The current components of the benchmark consist of approximately 17 sectors (7 commodities, 10 financial) with a total of 28 components, allocated 38% to financial futures, e.g., interest rates, and currencies, and 62% to physical commodities, e.g., energy, metals and agriculture.

ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTFX
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTTX
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTNX